COMMON STOCK TO BE ISSUED (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 21, 2014	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity		$ 1,690		$ 5,000			$ 2,084,115
Warrants, Term of Warrants			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 19.00	$ 10.00
Common Stock to be Issued, Shares		600				600	6,000	300
Class of Warrant or Rights, Granted	6,000			800		9,068	245,139	14,157
Sale of Stock and Warrant to be Issued [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 3,000
Common Stock, Shares Subscribed but Unissued							600
Warrants, Term of Warrants							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.00
Stock to be issued [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity					$ 24,000		$ 16,500
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00		$ 5.00
Common Stock to be Issued, Shares							3,300
Class of Warrant or Rights, Granted					2,400		600
Proceeds from Issuance of Private Placement							$ 3,000
Stock to be issued [Member] | Warrants at $19.00 [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 15,000
Warrants, Term of Warrants							4 years
Common Stock to be Issued, Shares							3,000
Minimum [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00				$ 5.00
Minimum [Member] | Stock to be issued [Member] | Warrants at $19.00 [Member]
COMMON STOCK TO BE ISSUED (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 19.00